Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2017
Entity Registrant Name	dei_EntityRegistrantName	Krane Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 28, 2017
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2017
Prospectus Date	rr_ProspectusDate	Aug. 01, 2017
KraneShares Bloomberg Barclays China Aggregate Bond Index ETF (Prospectus Summary) | KraneShares Bloomberg Barclays China Aggregate Bond Index ETF | KraneShares Bloomberg Barclays China Aggregate Bond Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KAGG
KraneShares CSI China Internet ETF (Prospectus Summary) | KraneShares CSI China Internet ETF | KraneShares CSI China Internet ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KWEB
KraneShares E Fund China Commercial Paper ETF (Prospectus Summary) | KraneShares E Fund China Commercial Paper ETF | KraneShares E Fund China Commercial Paper ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KCNY
KraneShares Emerging Markets Consumer Technology Index ETF (Summary prospectus) | KraneShares Emerging Markets Consumer Technology Index ETF | KraneShares Emerging Markets Consumer Technology Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KEMQ
KraneShares FTSE Emerging Markets Plus ETF (Prospectus Summary) | KraneShares FTSE Emerging Markets Plus ETF | KraneShares FTSE Emerging Markets Plus ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KEMP
KraneShares MSCI China Environment Index ETF (Prospectus Summary) | KraneShares MSCI China Environment Index ETF | KraneShares MSCI China Environment Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KGRN
KraneShares MSCI One Belt One Road Index ETF (Prospectus Summary) | KraneShares MSCI One Belt One Road Index ETF | KraneShares MSCI One Belt One Road Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OBOR
KraneShares Zacks New China ETF (Prospectus Summary) | KraneShares Zacks New China ETF | KraneShares Zacks New China ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KFYP